CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Total		Total		Issued capital	Capital Surplus	Other capital reserves		Accumulated deficit [1]	Foreign currency translation reserve	Non-controlling interests
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2019						1,749,127,404
Equity at beginning of period at Dec. 31, 2019		$ 2,220		$ 1,226		$ 2	$ 12,753	$ (1,887)		$ (1,330)	$ (8,312)	$ 994
Profit / (loss) for the period		(316)	[2]	(349)						(349)		33
Transfer from OCI to income statement on disposal of subsidiary (reclassification adjustments)		96
Other comprehensive income / (loss) (excluding reclassification adjustments)		(541)		(451)				(10)		(4)	(437)	(90)
Total comprehensive income / (loss)		(857)		(800)				(10)		(353)	(437)	(57)
Dividends declared		(349)		(262)						(262)		(87)
Changes in ownership interest in a subsidiary that do not result in a loss of control		0		0
Other		(1)		(1)				(1)		26	(26)	0
Number of shares outstanding at end of period (in shares) (Previously stated) at Dec. 31, 2020						1,749,127,404
Number of shares outstanding at end of period (in shares) at Dec. 31, 2020						1,749,127,404
Equity at end of period (Previously stated) at Dec. 31, 2020		1,013		163		$ 2	12,753	(1,898)		(1,919)	(8,775)	850
Equity at end of period at Dec. 31, 2020		1,013		163		$ 2	12,753	(1,898)		(1,919)	(8,775)	850
Profit / (loss) for the period		801	[2]	674						674		127
Transfer from OCI to income statement on disposal of subsidiary (reclassification adjustments)		0
Other comprehensive income / (loss) (excluding reclassification adjustments)		(203)		(161)				(1)		(2)	(158)	(42)
Total comprehensive income / (loss)		598		513				(1)		672	(158)	85
Dividends declared		(89)		0						0		(89)
Changes in ownership interest in a subsidiary		(7)		(76)				(76)				69
Acquisition of subsidiary		(10)		(16)				(16)				6
Other		0		2				1		1		(2)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2021	[3]					1,749,127,404
Equity at end of period at Dec. 31, 2021	[3]	1,505		586		$ 2	12,753	(1,990)		(1,246)	(8,933)	919
Profit / (loss) for the period | Previously stated		(9)
Profit / (loss) for the period	[3]	(9)	[4]	(162)						(162)		153
Transfer from OCI to income statement on disposal of subsidiary (reclassification adjustments) | Previously stated		(266)
Transfer from OCI to income statement on disposal of subsidiary (reclassification adjustments)	[3]	558	[4]	558							558
Other comprehensive income / (loss) (excluding reclassification adjustments)	[3]	(453)		(410)				27			(437)	(43)
Other comprehensive income / (loss) (excluding reclassification adjustments) | Previously stated		(719)
Other comprehensive income / (loss) (excluding reclassification adjustments)	[4]	105
Total comprehensive income / (loss) | Previously stated		(728)
Total comprehensive income / (loss)	[3]	96	[4]	(14)				27		(162)	121	110
Dividends declared	[3]	(14)										(14)
Disposal of subsidiaries with non-controlling interests	[3]	(824)										(824)
Changes in ownership interest in a subsidiary	[3]	8		1						(3)	4	7
Increase (decrease) in number of shares outstanding (in shares)	[3]					4,229,272
Other		(4)	[3]	(4)	[3]			(4)	[3]		0
Number of shares outstanding at end of period (in shares) at Dec. 31, 2022	[3]					1,753,356,676
Equity at end of period at Dec. 31, 2022	[3]	$ 767		$ 569		$ 2	$ 12,753	$ (1,967)		$ (1,411)	$ (8,808)	$ 198

[1]	Certain of the consolidated entities of VEON Ltd. are restricted from remitting funds in the form of cash dividends or loans by a variety of regulations, contractual or local statutory requirements, refer to Note 26 for further details.
[2]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).
[3]	**Refer to Note 24 for further details with respect to the restatement.
[4]	*Refer to Note 24 for further details with respect to the restatement.